PROPERTY AND EQUIPMENT (Schedule of Estimated Useful Lives of Assets) (Details) (USD $)	3 Months Ended		12 Months Ended		118 Months Ended	121 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 6,558		$ 7,217		$ 16,123	$ 22,681
Office Equipment and Computers [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives			3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives			5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives			5 years